Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Summary of Financial Information by Segments

	For the year ended June 30, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$662.4	$661.5	$23.2	$—	$1,347.1
Segment Adjusted EBITDA	432.8	344.5	5.3	—	782.6
Total assets	3,694.3	1,976.0	35.0	388.7	6,094.0
Capital expenditures	328.4	201.8	0.2	—	530.4

	For the year ended June 30, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$495.4	$606.2	$28.1	$—	$1,129.7
Segment Adjusted EBITDA	325.6	326.7	8.0	—	660.3
Total assets	2,872.5	1,739.1	43.1	326.2	4,980.9
Capital expenditures	209.2	151.6	—	—	360.8

	For the year ended June 30, 2013
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$413.0	$570.5	$27.8	$(0.3)	$1,011.0
Segment Adjusted EBITDA	276.1	278.3	6.2	(0.1)	560.5
Total assets (1)	2,311.5	1,685.5	32.4	122.7	4,152.1
Capital expenditures, net of stimulus grant reimbursements	180.3	143.0	—	—	323.3

Additionally, total assets in the table below have been adjusted to exclude debt issuance costs (see Note 8–Long Term Debt).

	For the three months ended September 30, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$154.0	$160.5	$6.1	$—	$320.6
Segment Adjusted EBITDA	98.4	83.2	1.4	—	183.0
Total assets	2,891.8	1,756.5	40.5	284.1	4,972.9
Capital expenditures, net of stimulus grant reimbursements	69.0	46.3	—	—	115.3

	For the three months ended December 31, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$156.4	$162.0	$5.5	$—	$323.9
Segment Adjusted EBITDA	102.9	85.7	1.1	—	189.7
Total assets	2,900.5	1,768.0	36.1	284.2	4,988.8
Capital expenditures, net of stimulus grant reimbursements	77.0	52.5	—	—	129.5

	For the six months ended December 31, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$310.4	$322.6	$11.5	$—	$644.5
Segment Adjusted EBITDA	201.3	168.9	2.5	—	372.7
Capital expenditures, net of stimulus grant reimbursements	146.0	98.8	—	—	244.8

	For the three months ended March 31, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$168.2	$166.8	$5.7	$—	$340.7
Segment Adjusted EBITDA	110.5	87.3	1.2	—	199.0
Total assets	3,615.5	1,946.3	38.5	285.9	5,886.2
Capital expenditures, net of stimulus grant reimbursements	83.2	46.9	—	—	130.1

	For the nine months ended March 31, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$478.6	$489.4	$17.2	$—	$985.2
Segment Adjusted EBITDA	311.7	256.2	3.8	—	571.7
Capital expenditures, net of stimulus grant reimbursements	229.2	145.7	—	—	374.9

Reconciliation from net earnings/(loss) to Adjusted EBITDA by segment and on a consolidated basis

Reconciliation from Total Segment Adjusted EBITDA to net loss from operations

	For the year ended June 30,
	2015	2014	2013
	(in millions)
Total Segment Adjusted EBITDA	$782.6	$660.3	$560.5
Interest expense	(214.0)	(203.5)	(202.5)
Depreciation and amortization expense	(406.2)	(338.2)	(324.5)
Transaction costs	(5.9)	(4.5)	(14.2)
Stock-based compensation	(200.7)	(253.7)	(105.8)
Loss on extinguishment of debt	(94.3)	(1.9)	(77.3)
Unrealized foreign currency gain/(loss)	(24.4)	4.7	0.1
Non-cash loss on investments	(0.9)	—	—
Net loss from continuing operations before provision for income taxes	$(163.8)	$(136.8)	$(163.7)

Schedule of Geographical Information

The following is a summary of geographical information (in millions):

	For the year ended June 30,
	2015	2014	2013
Revenue from external customers:
United States	$1,193.5	$1,059.3	$953.1
United Kingdom	119.0	70.3	57.5
Japan	—	0.1	0.4
France	34.6	—	—
Total Revenue	$1,347.1	$1,129.7	$1,011.0
Long-lived assets:
United States	$3,848.0	$3,140.2	2,995.3
United Kingdom	405.3	429.9	120.2
Japan	0.3	0.3	—
France	48.7	—	—
Total Long-lived assets	$4,302.3	$3,570.4	$3,115.5